Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Consolidated net income	$ 752	$ (84)	$ (3,181)	$ (4)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6		16
Share based compensation	252		485
Reverse merger cost			2,457
Change in fair value of convertible loans and warrant liability	(1,235)
Changes in operating assets and liabilities:
Other current assets	2		54
Accounts payable	96	1	1
Net cash used in operating activities	(127)	(83)	(168)	(4)
Cash flows from investing activities:
Purchase of fixed assets		2	(3)
Cash acquired in reverse merger (Appendix A)			170
Net cash provided by investing activities		2	167
Cash flows from financing activities:
Issuance of shares of Common Stock		81	136
Loans received from a related company			60	14
Net cash provided by financing activities		81	196	14
Change in cash and cash equivalents	(127)		195	10
Cash and cash equivalents at beginning of year	$ 206	$ 11	11	1
Cash and cash equivalents at end of year			206	11
Non-Cash Activity
Purchase of Intangible Asset by issuance of common stock			163
Appendix A - Reverse Merger
Working capital (excluding cash and cash equivalents), net			(129)
Loans, convertible loans and warrants			2,752
Cost of reverse merger			2,457
Shares issued in the reverse merger			4
Cash acquired in reverse merger			$ 170